SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - HKD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 2,226,394	$ 6,103,318
Less: valuation allowance	(2,226,394)	(6,103,318)	$ (6,616,606)
Deferred tax assets